Lines of Credit (Details) - Unsecured Revolving Credit Facility		12 Months Ended
	Sep. 20, 2018 USD ($) loan	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
Line of Credit
Debt Instrument [Line Items]
Number of agreements | agreement		2
Commitment fee		$ 2,300,000	$ 100,000
Line of Credit | Eurodollar Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000.0
Line of credit, term (or less)	12 months
Maximum active loan limit | loan	5
Line of Credit | Alternate Base Rate Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000.0
Line of Credit | Alternate Base Rate Loan | Federal Reserve Bank of New York
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Line of Credit | Alternate Base Rate Loan | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Line of Credit I
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000,000.0	500,000,000.0
Line of Credit II
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000,000.0	$ 500,000,000.0